Financial instruments - Summary of Amounts Receivable and Project Advances (Detail) - Credit Risk [Member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets		$ 112,050	$ 47,787
Overdue Less than 90 days [Member]
Disclosure of financial assets [line items]
Financial assets		866	2,198
Overdue by 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets			12,105
Overdue by 91 to 180 days [Member]
Disclosure of financial assets [line items]
Financial assets		301
Overdue by 181 to 270 days [Member]
Disclosure of financial assets [line items]
Financial assets		191
Overdue by 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		55
Overdue by 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		35
Due in 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets		8,766
Due in 91 to 180 days [Member]
Disclosure of financial assets [line items]
Financial assets		33,237
Due in 181 to 270 days [Member]
Disclosure of financial assets [line items]
Financial assets		20,857
Due in 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		36,010	10,996
Due in Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		11,732	22,488
Accounts Receivable [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	108,115	46,015
Accounts Receivable [Member] | Overdue Less than 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	866	2,198
Accounts Receivable [Member] | Overdue by 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]		10,828
Accounts Receivable [Member] | Overdue by 91 to 180 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	301
Accounts Receivable [Member] | Overdue by 181 to 270 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	191
Accounts Receivable [Member] | Overdue by 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	55
Accounts Receivable [Member] | Overdue by 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	35
Accounts Receivable [Member] | Due in 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	7,596
Accounts Receivable [Member] | Due in 91 to 180 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	32,114
Accounts Receivable [Member] | Due in 181 to 270 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	20,857
Accounts Receivable [Member] | Due in 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	35,104	10,996
Accounts Receivable [Member] | Due in Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	10,996	21,993
Project Advances [Member]
Disclosure of financial assets [line items]
Financial assets		3,935	1,772
Project Advances [Member] | Overdue by 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets			1,277
Project Advances [Member] | Due in 01 to 90 days [Member]
Disclosure of financial assets [line items]
Financial assets		1,170
Project Advances [Member] | Due in 91 to 180 days [Member]
Disclosure of financial assets [line items]
Financial assets		1,123
Project Advances [Member] | Due in 271 to 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		906
Project Advances [Member] | Due in Over 360 days [Member]
Disclosure of financial assets [line items]
Financial assets		$ 736	$ 495

[1]	Non-current balances are related to management fees receivable from fund PBPE Fund IV (Ontario), L.P. in a single installment on December 31, 2023. In addition, management fees of US$ 13 million from current year and US$ 22 million from prior years relate to management fees from PBPE Fund IV, which are due by December 31, 2022.